Corporate information - Summary of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Kuaidian Power (Beijing) New Energy Technology Co., Ltd.
Disclosure of subsidiaries [line items]
Name of entity	Kuaidian Power Beijing
Place of incorporation and kind of legal entity	Beijing, China Limited liability company
Date of incorporation/ establishment	Aug. 20, 2019
Ownership interest held by the Group	100.00%	100.00%
Principal activities	Online EV charging solutions, innovative and other businesses
Beijing Chezhubang New Energy Technology Co., Ltd.
Disclosure of subsidiaries [line items]
Name of entity	Beijing Chezhubang
Place of incorporation and kind of legal entity	Beijing, China Limited liability company
Date of incorporation/ establishment	Jul. 18, 2018
Ownership interest held by the Group	100.00%	100.00%
Principal activities	Online EV charging solutions
Zhidian Youtong Technology Co., Ltd.
Disclosure of subsidiaries [line items]
Name of entity	Zhidian Youtong
Place of incorporation and kind of legal entity	Shandong, China Limited liability company
Date of incorporation/ establishment	Sep. 27, 2020
Ownership interest held by the Group	100.00%	100.00%
Principal activities	Offline EV charging solutions
Anji Zhidian Technology Co Ltd [Member]
Disclosure of subsidiaries [line items]
Name of entity	Anji Zhidian
Place of incorporation and kind of legal entity	Zhejiang, China Limited liability company
Date of incorporation/ establishment	Dec. 24, 2021
Ownership interest held by the Group	100.00%	100.00%
Principal activities	Online EV charging Solutions
Qingdao Intelligent Electronics Technology Co Ltd [Member]
Disclosure of subsidiaries [line items]
Name of entity	Qingdao Intelligent Electronics
Place of incorporation and kind of legal entity	Qingdao, China Limited liability company
Date of incorporation/ establishment	Jun. 09, 2022
Ownership interest held by the Group	100.00%	100.00%
Principal activities	Offline EV charging Solutions
Qingdao Hill Matrix New Energy Technology Co., Ltd.
Disclosure of subsidiaries [line items]
Name of entity	QHM New Energy
Place of incorporation and kind of legal entity	Shandong, China Limited liability company
Date of incorporation/ establishment	Apr. 26, 2021
Ownership interest held by the Group	100.00%	100.00%
Principal activities	Offline EV charging solutions
Cosmo Light (Beijing) New Energy Technology Co., Ltd.
Disclosure of subsidiaries [line items]
Name of entity	Cosmo Light
Place of incorporation and kind of legal entity	Beijing, China Limited liability company
Date of incorporation/ establishment	Feb. 22, 2021
Ownership interest held by the Group	100.00%	100.00%
Principal activities	Online EV charging solutions